Consolidated Statements of Operations and Other Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Rental income	$ 485,783	$ 500,636	$ 508,012
Tenant recovery income	109,745	113,326	119,805
Other property income	10,155	15,471	18,520
Insurance captive income		2,996	2,261
Total revenues	605,683	632,429	648,598
Expenses:
Property operating expenses	102,373	104,413	120,370
Real estate taxes	79,543	84,330	91,844
Depreciation and amortization	235,598	240,720	243,571
Provision for impairment of investment properties	38,023	11,030	27,600
Loss on lease terminations	8,712	13,812	13,681
Insurance captive expenses		3,392	3,655
General and administrative expenses	20,605	18,119	21,191
Total expenses	484,854	475,816	521,912
Operating income	120,829	156,613	126,686
Dividend income	2,538	3,472	10,132
Interest income	663	740	1,483
Gain on extinguishment of debt, net	16,705
Equity in (loss) income of unconsolidated joint ventures, net	(6,437)	2,025	(11,299)
Interest expense	(232,400)	(257,208)	(228,271)
Co-venture obligation expense	(7,167)	(7,167)	(597)
Recognized gain on marketable securities, net	277	4,007	18,039
Impairment of notes receivable			(17,322)
Gain on interest rate locks			3,989
Other income (expense), net	1,861	(4,302)	(10,370)
Loss from continuing operations	(103,131)	(101,820)	(107,530)
Discontinued operations:
Operating income (loss), net	138	(16,693)	(34,262)
Gain on sales of investment properties, net	24,509	23,806	26,383
Income (loss) from discontinued operations	24,647	7,113	(7,879)
Gain on sales of investment properties	5,906
Net loss	(72,578)	(94,707)	(115,409)
Net (income) loss attributable to noncontrolling interests	(31)	(1,136)	3,074
Net loss attributable to Company shareholders	(72,609)	(95,843)	(112,335)
(Loss) earnings per common share-basic and diluted:
Continuing operations	$ (0.51)	$ (0.53)	$ (0.54)
Discontinued operations	$ 0.13	$ 0.03	$ (0.04)
Net loss per common share attributable to Company shareholders	$ (0.38)	$ (0.50)	$ (0.58)
Net loss	(72,578)	(94,707)	(115,409)
Other comprehensive loss:
Net unrealized gain on derivative instruments	1,211	1,247	1,696
Net unrealized (loss) gain on marketable securities	(3,486)	13,742	35,594
Reversal of unrealized gain to recognized gain on marketable securities, net	(277)	(4,007)	(18,039)
Comprehensive loss	(75,130)	(83,725)	(96,158)
Comprehensive (income) loss attributable to noncontrolling interests	(31)	(1,136)	3,074
Comprehensive loss attributable to Company shareholders	$ (75,161)	$ (84,861)	$ (93,084)
Weighted average number of common shares outstanding - basic and diluted	192,456	193,497	192,124